Other Liabilities - Summary of Other Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Due to customers for contract work	₩ 624,632	₩ 756,316
Advances received	910,659	787,477
Unearned revenue	69,062	62,030
Withholdings	297,442	369,067
Firm commitment liability	20,136	7,566
Others	21,929	24,375
Other current liabilities	1,943,860	2,006,831
Non-current
Advances received	2	433,958
Unearned revenue	8,889	22,203
Others	105,583	129,673
Other non-current liabilities	₩ 114,474	₩ 585,834